Note 12 - Royalty - Royalty Balance Information (Details) - CAD ($) $ in Thousands		12 Months Ended
	Oct. 22, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement Line Items [Line Items]
Gain (loss) on extinguishment of royalty	$ 1,023	$ (1,023)	$ (0)	$ (0)
Embedded derivative liability, royalty [member]
Statement Line Items [Line Items]
Beginning balance		1,283	858
Gain (loss) on extinguishment of royalty		(1,304)	0
Recognition of new royalty due to amendment		2,327	0
Ending balance		2,338	1,283	$ 858
Old embedded derivative liability, royalty [member]
Statement Line Items [Line Items]
Foreign exchange		(37)	95
Accretion		58	330
Amended embedded derivative liability royalty [member]
Statement Line Items [Line Items]
Foreign exchange		(37)	0
Accretion		$ 48	$ 0